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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                                       June 29, 2006


VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re: MFS(R) Series Trust XIII (the "Trust") (File Nos. 2-74959 and 811-3327) on behalf of MFS(R) Government Securities Fund (the "Fund")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 36 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on June 27, 2006.

         Please call the undersigned at (617) 954-5843 or Jessica Rung at (617) 954-6149 with any questions you may have.

                                                      Very truly yours,


                                                      BRIAN E. LANGENFELD
                                                      Brian E. Langenfeld
                                                      Counsel

BEL/bjn